Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Ordinary Shares")
Amount Registered | shares	3,750,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares for over-allotment option
Amount Registered | shares	562,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 2,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310.73